Share-Based Incentives Class B rollforward (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	100,000,000
Shares outstanding, end of year	100,000,000	100,000,000
Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	281,768	345,644
Granted	167,202	117,929
Purchased	38,838	18,875
Repurchased	(213,144)	(200,680)
Net expirations and exercises	0
Shares outstanding, end of year	274,664	281,768
Restricted Class B shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	179,332	161,810
Granted	167,202	117,929
Purchased	0	0
Repurchased	(129,583)	(100,407)
Expiration of restricted period	(27,785)
Shares outstanding, end of year	189,166	179,332
Unrestricted Class B shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, beginning of year	102,436	183,834
Granted	0	0
Purchased	38,838	18,875
Repurchased	(83,561)	(100,273)
Exercised	27,785
Shares outstanding, end of year	85,498	102,436